Information by business segment and geographic area - Information by geographic area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Information by business segment and geographic area
Net revenue from products sold	$ 2,449,484	$ 1,964,841	$ 1,865,183
Cost of products sold	(1,681,202)	(1,439,101)	(1,463,290)
Gross profit	768,282	525,740	401,893
Brazil
Information by business segment and geographic area
Net revenue from products sold	1,003,804	727,462	665,573
Cost of products sold	(670,964)	(484,851)	(460,284)
Gross profit	332,840	242,611	205,289
Property, plant and equipment and intangible assets	1,025,291	851,465
Peru
Information by business segment and geographic area
Net revenue from products sold	1,445,680	1,237,379	1,199,610
Cost of products sold	(1,010,238)	(954,250)	(1,003,006)
Gross profit	435,442	283,129	$ 196,604
Property, plant and equipment and intangible assets	2,792,285	3,025,199
Other countries
Information by business segment and geographic area
Property, plant and equipment and intangible assets	$ 1,657	$ 2,322